Variable Interest Entities (Details) - Schedule of Variable Interest Entities - VIEs [Member] - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 10,045	$ 1,991
Accounts receivable, net		1,129	40
Restricted cash - current		7,623
Short term investments		15,411
Prepaid expenses and other current assets		268	113
Total current assets		34,476	2,144
Property, plant and equipment, net		50,099	27,794
Restricted cash, non-current		2,867	1,163
Total assets		87,442	31,101
Current liabilities:
Accounts payable		2,783	544
Accrued capital expenses		1,493	1,722
Sunoma Loan- current portion			756
Total current liabilities		4,276	3,022
Sunoma loan, net of debt issuance costs		22,080	16,199
Total liabilities		26,356	19,221
Equity
Stockholders’ equity		34,412	10,692
Non-redeemable non-controlling interests	[1]	26,674	1,188
Total equity		61,086	11,880
Total Liabilities and Equity		$ 87,442	$ 31,101

[1]	In August 2022, the Company paid $5,845 as prepayment of its share of equity contribution in a joint venture to meet the equity requirements. As of September 30, 2022, $2,922 of the payment has been reflected as part of non-redeemable non-controlling interest in the condensed consolidated statement of changes in Redeemable non-controlling interests, redeemable preferred non-controlling interests and stockholders’ equity.